UNAUDITED QUARTERLY RESULTS OF OPERATIONS - DSS HOLDINGS L.P. AND SUBSIDIARIES	9 Months Ended
Dec. 31, 2018
DSS holding
UNAUDITED QUARTERLY RESULTS OF OPERATIONS

20.         UNAUDITED QUARTERLY RESULTS OF OPERATIONS

In the opinion of the Company’s management, all adjustments, consisting of normal recurring accruals considered necessary for a fair presentation have been included on a quarterly basis.

	For the Nine Months Ended December 31, 2018
	Quarter Ended
	June 30,	September 30,	December 31,
(In Thousands, except for share and per share data)	2018	2018	2018
Voyage revenues	$89,820	$88,122	$97,531
Operating loss	(11,238)	(13,417)	(20,985)
Net loss	(19,993)	(22,285)	(30,236)
Net (loss) income attributable to noncontrolling interest	(417)	(262)	544
Net loss attributable to Diamond S Shipping Inc.	(19,576)	(22,023)	(30,780)
Net loss per share – basic and diluted	$(0.72)	$(0.81)	$(1.13)
Weighted average common shares outstanding – basic and diluted	27,165,696	27,165,696	27,165,696

	For the Year Ended March 31, 2018
	Quarter Ended
	June 30,	September 30,	December 31,	March 31,
(In Thousands, except for share and per share data)	2017	2017	2017	2018
Voyage revenues	$70,060	$66,730	$73,009	$93,144
Operating income (loss)	4,116	(56)	2,860	(5,832)
Net loss	(3,975)	(8,156)	(5,142)	(14,063)
Net income (loss) attributable to noncontrolling interest	70	(326)	(184)	(336)
Net loss attributable to Diamond S Shipping Inc.	(4,045)	(7,830)	(4,958)	(13,727)
Net loss per share – basic and diluted	$(0.15)	$(0.29)	$(0.18)	$(0.51)
Weighted average common shares outstanding – basic and diluted	27,165,696	27,165,696	27,165,696	27,165,696